MERGER (Details Narrative)	Dec. 31, 2011
Business Combinations [Abstract]
Issuance as of the merger date shares	220,500,750
Merger shares outstanding	370,500,750
Shares Issued Conjunction With The Merger	50,000,000
Shares cancelled held by the former controlling owner	200,000,000